DEBT AND MORTGAGE-BACKED SECURITIES (Details) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Held to Maturity:
Amortized Cost	$ 28,351,669	$ 4,294,096
Gross Unrealized Gains	158,901	243,263
Gross Unrealized Losses	(14,268)
Fair Value	28,496,302	4,537,359
Weighted average yield at end of period (as a percent)	0.58%	3.72%
Available for Sale:
Amortized Cost	13,121,881	38,958,027
Gross Unrealized Gains	5,279	14,108
Gross Unrealized Losses	(47,554)	(55,302)
Fair Value	13,079,606	38,916,833
Weighted average yield at end of period (as a percent)	0.63%	0.32%
Other-than-temporary impairment, held to maturity securities	0	0
U S Treasury Securities [Member]
Held to Maturity:
Amortized Cost	5,004,751
Gross Unrealized Gains	3,061
Fair Value	5,007,812
Available for Sale:
Amortized Cost		9,038,947
Gross Unrealized Gains		3,240
Fair Value		9,042,187
U S Government Sponsored Enterprises Debt Securities [Member]
Held to Maturity:
Amortized Cost	20,078,936
Gross Unrealized Gains	2,107
Gross Unrealized Losses	(14,267)
Fair Value	20,066,776
Available for Sale:
Amortized Cost	12,943,684	29,698,954
Gross Unrealized Gains	1,428	5,059
Gross Unrealized Losses	(47,554)	(55,302)
Fair Value	12,897,558	29,648,711
Mortgage Backed Securities [Member] | Government National Mortgage Association Certificates And Obligations G N M A [Member]
Held to Maturity:
Amortized Cost	44,619	63,961
Gross Unrealized Gains	1,274	2,250
Gross Unrealized Losses	(1)
Fair Value	45,892	66,211
Available for Sale:
Amortized Cost	178,197	220,126
Gross Unrealized Gains	3,851	5,809
Fair Value	182,048	225,935
Mortgage Backed Securities [Member] | Federal National Mortgage Association Certificates And Obligations F N M A [Member]
Held to Maturity:
Amortized Cost	3,219,744	4,225,929
Gross Unrealized Gains	152,428	240,972
Fair Value	3,372,172	4,466,901
Collateralized Mortgage Obligations [Member] | Federal Home Loan Mortgage Corporation Certificates And Obligations F H L M C [Member]
Held to Maturity:
Amortized Cost	3,619	4,206
Gross Unrealized Gains	31	41
Fair Value	$ 3,650	$ 4,247